Consolidated Statement of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2014		$ 6		$ 47,631	$ 2,278	$ (1)	$ 49,914
Balance, shares at Dec. 31, 2014		6,358,125
Stock compensation expense				47			47
Issuance of performance shares and warrants pursuant to MSA termination transaction				1,010			1,010
Repurchases of common stock			$ (1,731)				(1,731)
Repurchases of common stock (shares)		(223,851)	223,851
Net income					(1,673)		(1,673)
Other comprehensive loss						(61)	(61)
Balance at Dec. 31, 2015		$ 6	$ (1,731)	48,688	605	(62)	47,506
Balance, shares at Dec. 31, 2015		6,134,274	223,851
Stock compensation expense				38			38
Purchase of treasury stock			$ (1,195)				(1,195)
Purchase of treasury stock, shares		(177,508)	177,508
Retirement of treasury shares			$ 1,917	(1,917)
Retirement of treasury shares, shares			(250,000)
Net income					11		11
Other comprehensive loss						(3)	(3)
Balance at Dec. 31, 2016		$ 6	$ (1,009)	46,809	616	(65)	46,357
Balance, shares at Dec. 31, 2016		5,956,766	151,359
Stock compensation expense				19			19
Issuance of common shares				224			224
Issuance of common shares, shares		28,000
Net income					(1,096)		(1,096)
Other comprehensive loss						94	94
Balance at Sep. 30, 2017		$ 6	$ (1,009)	$ 47,052	$ (480)	$ 29	$ 45,598
Balance, shares at Sep. 30, 2017		5,984,766	151,359